Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Sales [Abstract]
Schedule of Cost of Sales
	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)
Cost of sales	2,399,583	348,153	2,408,874	568,674
Total	2,399,583	348,153	2,408,874	568,674